Eagle Capital Growth Fund, Inc.

SCHEDULE OF INVESTMENTS

Portfolio of Investments (as of March 31, 2025) (unaudited)

Common Stock (78.9% of total investments)			LEVEL ONE
Industry	Shares	Cost	Market Value	% Total Inv.
Advertising
Alphabet, Inc. A	17,000	1,376,922	2,628,880
MediaAlpha, Inc.*	9,876	166,690	91,254
			$2,720,134	(5.8%)
Bank
US Bancorp	24,000	857,537	1,013,280
			$1,013,280	(2.2%)
Brokerage
Charles Schwab Corp.	20,000	882,187	1,565,600
			$1,565,600	(3.3%)
Conglomerate
Berkshire Hathaway Inc. B*	12,500	1,489,340	6,657,250
			$6,657,250	(14.1%)
Consumer
Colgate-Palmolive Company	12,000	72,938	1,124,400
Procter & Gamble Company	2,000	145,879	340,840
			$1,465,240	(3.1%)
Credit Card
Mastercard Inc	1000	219636.1	548,120
Visa Inc.	1500	225957.45	525,690
			$1,073,810	(2.3%)
Data Processing
Automatic Data Processing, Inc.	3000	82774.56	916,590
Paychex, Inc.	6000	140074.91	925,680
			$1,842,270	(3.9%)
Drug/Medical Device
Johnson & Johnson	3071	34932.62	509,295
Stryker Corp.	4500	19054.69	1,675,125
			$2,184,420	(4.6%)
Food
Kraft Heinz Company	29,000	772,000	882,470
PepsiCo, Inc.	10,000	168,296	1,499,400
			$2,381,870	(5.1%)
Industrial
Danaher Corporation	1,000	225,262	205,000
Illinois Tool Works Inc.	7,000	295,051	1,736,070
Veralto Corporation	333	29,705	32,451
			$1,973,521	(4.2%)
Insurance
Markel Corp.*	1,670	1,296,670	3,122,249
			$3,122,249	(6.6%)
Mutual Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,367,836
Franklin Resources, Inc.	50,000	1,183,351	962,500
T. Rowe Price Group, Inc.	21,900	2,380,562	2,011,953
			$4,342,289	(9.2%)
Restaurant
Starbucks Corp.	12,000	588,432	1,177,080
			$1,177,080	(2.5%)
Retail
AutoZone Inc.*	500	265,855	1,906,390
eBay Inc.	3,000	68,886	203,190
O'Reilly Automotive Inc.*	1,275	259,704	1,826,540
			$3,936,120	(8.4%)
Technology Services
Amazon.com Inc.*	9,000	915,707	1,712,340
			$1,712,340	(3.6%)

Total common stock investments			$37,167,472

Money Market Funds (21.1% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 4.19%			9,913,422	(21.1%)

Total investments			$47,080,894

All other assets less liabilities			65,042

Total net assets			$47,145,936

*Non-dividend paying security